CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings		$ 172,013	$ 120,487	$ 148,359
Other comprehensive loss, net of tax
Change in foreign currency translation adjustment (a)	[1]	(36,239)	(63,223)	(60,101)
Change in fair value of available-for-sale securities (b)	[2]	(2,964)	4,212	(1,950)
Total other comprehensive loss		(39,203)	(59,011)	(62,051)
Comprehensive income		132,810	61,476	86,308
Comprehensive (income) loss attributable to redeemable noncontrolling interests		(923)	135	(204)
Comprehensive income attributable to Match Group, Inc. shareholders		$ 131,887	$ 61,611	$ 86,104

[1]	The year ended December 31, 2015 includes amounts reclassified out of other comprehensive income into earnings. See "Note 11—Accumulated Other Comprehensive Loss" for additional information.
[2]	The year ended December 31, 2016 includes unrealized gains reclassified out of other comprehensive income into earnings in "Other income, net." See "Note 7—Marketable Securities and Long-Term Investments" and "Note 11 - Accumulated Other Comprehensive Loss" for additional information.